Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class R Shares

and Class T Shares of the

Goldman Sachs Rising Dividend Growth Fund

(the “Fund”)

Supplement dated December 15, 2017 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on December 13, 2017, the Board of Trustees (the “Board”) of the Goldman Sachs Trust approved (i) changes to the investment management responsibilities for the Fund and (ii) an Amended and Restated Sub-Advisory Agreement between Goldman Sachs Asset Management, L.P. (“GSAM”) and Dividend Assets Capital, LLC (“DAC”). Effective at the close of business on March 30, 2018 (the “Effective Date”), GSAM’s Quantitative Investment Strategies team will manage the Fund’s dividend-paying investments using a systematic, rules-based approach, while DAC will continue to manage the Fund’s investments in master limited partnerships.

In addition, on February 28, 2018, the Fund will publish information regarding its portfolio holdings on a monthly basis (rather than quarterly), subject to a ten day lag between the date of the information and the date on which the information is disclosed.

Accordingly, as of the Effective Date (or as of February 28, 2018, for changes to the frequency of the portfolio holdings disclosure), the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs Rising Dividend Growth Fund—Summary—Principal Strategy” section in the Prospectus and “Principal Strategy” section in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments of dividend-paying U.S. and foreign companies with market capitalizations of at least $500 million.

10/10 Equity Investments

The Investment Adviser’s Quantitative Investment Strategies (“QIS”) team manages the Fund’s equity investments, including investments that meet the 10/10 Test described below (the “10/10 Sleeve”). The Fund will generally invest in common and preferred stocks as well as real estate investment trusts (“REITs”) that have paid dividends over the previous 10 years or more and have increased their dividends per share by approximately 10% or more per year, on average, over a 10-year trailing period (the “10/10 Test”). For purposes of this determination, special dividends are disregarded. Once a company’s stock is purchased by the Fund, if the stock’s average annual dividend growth rate declines below approximately 10% per year over a 10-year trailing period, or the company has more than one year-over-year decrease in dividends per share over a 10-year trailing period, the position will generally be sold. The QIS team uses a systematic, rules-based approach, in combination with a qualitative overlay, to select the stocks meeting the 10/10 Test in which the Fund invests.

MLP Investments

Dividend Assets Capital, LLC (“DAC”) serves as sub-adviser to the Fund (the “Sub-Adviser”) and manages the Fund’s investments in master limited partnerships (“MLPs”) (the “MLP Sleeve”). The Fund may invest in MLPs irrespective of the 10/10 Test. Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. The MLP Sleeve will generally consist of 15% of the Fund’s Net Assets measured at the time of purchase.

The Fund will generally rebalance its portfolio on a quarterly basis to allocate between the 10/10 Sleeve and the MLP Sleeve.

The Fund may also invest up to 20% of the Fund’s total assets in fixed income securities, other investment companies (including mutual funds and exchange-traded funds (“ETFs”)) or other equity investments with market capitalizations of less than $500 million.

The Fund’s benchmark is the S&P 500® Index.

In the “Goldman Sachs Rising Dividend Growth Fund—Summary—Principal Risks of the Fund” section in the Prospectus and “Principal Risks of the Fund” section in the Summary Prospectus, (i) “Non-Diversification Risk” is removed; (ii) “Investment Style Risk” is replaced in its entirety; and (iii) “Management Risk” is added:

Investment Style Risk. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund’s quantitative style and emphasis on companies with rising dividend payments could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay high dividends, as a group, can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Additionally, a sharp rise in interest rates or an economic downturn could cause a company to reduce or eliminate its dividend.

Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Goldman Sachs Rising Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class R Shares

and Class T Shares of the

Goldman Sachs Rising Dividend Growth Fund

(the “Fund”)

Supplement dated December 15, 2017 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on December 13, 2017, the Board of Trustees (the “Board”) of the Goldman Sachs Trust approved (i) changes to the investment management responsibilities for the Fund and (ii) an Amended and Restated Sub-Advisory Agreement between Goldman Sachs Asset Management, L.P. (“GSAM”) and Dividend Assets Capital, LLC (“DAC”). Effective at the close of business on March 30, 2018 (the “Effective Date”), GSAM’s Quantitative Investment Strategies team will manage the Fund’s dividend-paying investments using a systematic, rules-based approach, while DAC will continue to manage the Fund’s investments in master limited partnerships.

In addition, on February 28, 2018, the Fund will publish information regarding its portfolio holdings on a monthly basis (rather than quarterly), subject to a ten day lag between the date of the information and the date on which the information is disclosed.

Accordingly, as of the Effective Date (or as of February 28, 2018, for changes to the frequency of the portfolio holdings disclosure), the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs Rising Dividend Growth Fund—Summary—Principal Strategy” section in the Prospectus and “Principal Strategy” section in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments of dividend-paying U.S. and foreign companies with market capitalizations of at least $500 million.

10/10 Equity Investments

The Investment Adviser’s Quantitative Investment Strategies (“QIS”) team manages the Fund’s equity investments, including investments that meet the 10/10 Test described below (the “10/10 Sleeve”). The Fund will generally invest in common and preferred stocks as well as real estate investment trusts (“REITs”) that have paid dividends over the previous 10 years or more and have increased their dividends per share by approximately 10% or more per year, on average, over a 10-year trailing period (the “10/10 Test”). For purposes of this determination, special dividends are disregarded. Once a company’s stock is purchased by the Fund, if the stock’s average annual dividend growth rate declines below approximately 10% per year over a 10-year trailing period, or the company has more than one year-over-year decrease in dividends per share over a 10-year trailing period, the position will generally be sold. The QIS team uses a systematic, rules-based approach, in combination with a qualitative overlay, to select the stocks meeting the 10/10 Test in which the Fund invests.

MLP Investments

Dividend Assets Capital, LLC (“DAC”) serves as sub-adviser to the Fund (the “Sub-Adviser”) and manages the Fund’s investments in master limited partnerships (“MLPs”) (the “MLP Sleeve”). The Fund may invest in MLPs irrespective of the 10/10 Test. Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. The MLP Sleeve will generally consist of 15% of the Fund’s Net Assets measured at the time of purchase.

The Fund will generally rebalance its portfolio on a quarterly basis to allocate between the 10/10 Sleeve and the MLP Sleeve.

The Fund may also invest up to 20% of the Fund’s total assets in fixed income securities, other investment companies (including mutual funds and exchange-traded funds (“ETFs”)) or other equity investments with market capitalizations of less than $500 million.

The Fund’s benchmark is the S&P 500® Index.

In the “Goldman Sachs Rising Dividend Growth Fund—Summary—Principal Risks of the Fund” section in the Prospectus and “Principal Risks of the Fund” section in the Summary Prospectus, (i) “Non-Diversification Risk” is removed; (ii) “Investment Style Risk” is replaced in its entirety; and (iii) “Management Risk” is added:

Investment Style Risk. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund’s quantitative style and emphasis on companies with rising dividend payments could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay high dividends, as a group, can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Additionally, a sharp rise in interest rates or an economic downturn could cause a company to reduce or eliminate its dividend.

Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.